Property, Equipment And Leasehold Improvements, Net (Summary Of Property, Equipment And Leasehold Improvements, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,207,272	$ 696,539
Accumulated depreciation and amortization	(323,163)	(286,325)
Property, equipment and leasehold improvements, net	884,109	410,214
Land, Buildings And Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	601,681	381,880
Depreciable Lives, minimum (in years)	3
Depreciable Lives, maximum (in years)	45
Beef Processing Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	201,934
Depreciable Lives, minimum (in years)	2
Depreciable Lives, maximum (in years)	15
Other Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	202,405	190,141
Depreciable Lives, minimum (in years)	3
Depreciable Lives, maximum (in years)	25
Corporate Aircraft [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	111,279	99,437
Depreciable Lives, minimum (in years)	5
Depreciable Lives, maximum (in years)	10
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	23,285	21,346
Depreciable Lives, minimum (in years)	2
Depreciable Lives, maximum (in years)	10
Construction In Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	53,526	1,448
Other PP&E [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 13,162	$ 2,287
Depreciable Lives, minimum (in years)	3
Depreciable Lives, maximum (in years)	7